Unaudited Summarized Quarterly Financial Information (Summarized Unaudited Quarterly Financial Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Quarterly Financial Data [Line Items]
Sales	$ 15,109	$ 16,687	$ 102,833	$ 85,942	$ 145,051	$ 58,983	$ 53,703	$ 57,795	$ 36,574
Cost of sales	(13,063)	(14,598)	(82,859)	(70,795)	(131,272)	(59,072)	(46,645)	(51,121)	(31,885)
Gross profit (loss)	2,046	2,089	19,974	15,147	13,779	(89)	7,058	6,674	4,689
Other income, costs and expenses, net	(7,028)	226,408	(21,262)	(14,681)	(14,836)	(130,837)	(46,758)	(17,759)	(15,866)
Net (loss) income	(4,982)	228,497	(1,288)	466	(1,057)	(130,926)	(39,700)	(11,095)	(11,177)
Net income (loss) available to common stockholders	(5,351)	228,383	(2,194)	(1,507)	(2,550)
Net loss attributable to William Lyon Homes						$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)
Income (loss) per common share, basic and diluted	$ (0.06)	$ 228,383.00	$ (0.02)	$ (0.01)	$ (0.03)	$ (131,300.00)	$ (39,634.00)	$ (11,171.00)	$ (11,225.00)